RECLASSIFICATIONS	6 Months Ended
Jun. 30, 2011
RECLASSIFICATIONS

NOTE 8 – RECLASSIFICATIONS

Certain reclassifications have been made to the December 31, 2010 and June 30, 2010 condensed consolidated financial statements in order to conform to the June 30, 2011 condensed consolidated financial statement presentation. These reclassifications had no effect on net income.